Net Borrowings - Schedule of Information about Net Borrowings Currency (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	£ 874	£ 1,191	£ 1,089
Gross borrowings	(9,965)	(9,083)
US dollar [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	95	576
Gross borrowings	297	(2,492)
Euro [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	91	69
Gross borrowings	(2,505)	(1,965)
Sterling [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	38	51
Gross borrowings	(7,383)	(4,214)
Indian Rupee [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	25	16
Gross borrowings	(313)	(405)
Chinese Yuan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	293	110
Gross borrowings	(160)	(30)
Kenyan Shilling [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	16	15
Gross borrowings	(107)	(115)
Mexico, Pesos [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	13	6
Gross borrowings	(58)	24
Turkish Lira [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	105	133
Gross borrowings	(9)	(27)
Other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	198	215
Gross borrowings	£ 273	£ 141